Carnival Corporation & PLC Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ (9,501)	$ (10,236)	$ 2,990
Items Included in Other Comprehensive Income (Loss)
Change in foreign currency translation adjustment	(118)	578	(86)
Other	53	51	(31)
Other Comprehensive Income (Loss)	(65)	630	(117)
Total Comprehensive Income (Loss)	$ (9,567)	$ (9,606)	$ 2,873